Employee benefits (Details 9) ₨ in Thousands	Mar. 31, 2024 INR (₨)
Discount rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	₨ 400,361
Present Value of Defined Benefit Obligation, Decrease by 100 bps	366,024
Salary escalation rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	367,853
Present Value of Defined Benefit Obligation, Decrease by 100 bps	₨ 397,751